Legg Mason Classic Valuation Fund

  Supplement to the Statement of Additional Information dated February 28, 2005
               Primary Class Shares and Institutional Class Shares


The first paragraph of the section entitled "Additional Purchase and Redemption Information" on page 20 of the Statement of Additional Information is hereby deleted.




            This supplement should be retained with your Statement of Additional Information for future reference.

                      This supplement is dated May 1, 2005.